Share-Based Compensation - Additional Information (Detail) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2020	Mar. 19, 2020	Aug. 14, 2019	Mar. 20, 2019	Jan. 05, 2019	Mar. 17, 2015	Mar. 20, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares								27,125		29,898
Share-based compensation costs								$ 615,145	$ 746,446
Vesting period							3 years
weighted-average remaining contractual term of options outstanding								4 years 2 months 19 days
weighted-average remaining contractual term of options exercisable								4 years 2 months 19 days
Shares granted forfieted								2,144		5,425
Shares granted forfieted per share										$ 11.06
Restricted stock unit, vesting in period								89,888		83,045
Restricted stock unit, vesting in period weighted average value per share								$ 12.25		$ 14.24
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)						4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)						6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized								$ 1,642,571		$ 1,774,202
Total compensation cost not yet recognized period for recognition								1 year 5 months 4 days		1 year 4 months 17 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized								$ 0		$ 0
Share-based compensation costs								$ 77,364	$ 0
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		37,975	5,245							5,000
Weighted average value, per share		$ 7.90	$ 11.06					$ 11.06		$ 12.04
Share vested, total fair value								$ 114,739		$ 336,054
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share vested, total fair value										$ 60,300
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								3 years
Share-based Compensation, expiration period								10 years
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		25,579						62,763		48,147
Weighted average value, per share		$ 7.90						$ 12.77		$ 15.80
Share vested, total fair value								$ 265,107		$ 548,218
Restricted stock unit, vesting in period				47,124
Restricted stock unit, vesting in period weighted average value per share				$ 11.06
Employee [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting in period					6,000
Strike Price Per Share								$ 18.95
Shares granted forfieted	2,144
Shares granted forfieted per share	$ 11.98
Chairman [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		17,240
Restricted stock unit, vesting in period				94,764